As filed with the Securities and Exchange Commission on April 1, 2011

Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_|
Post-Effective Amendment No. 157	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 159	|X|
(Check appropriate box or boxes)

BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski
BlackRock Funds
55 East 52nd Street
New York, New York 10055
United States of America
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

|_|	immediately upon filing pursuant to paragraph (b)
|X|	on April 18, 2011 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 157 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 159 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 18, 2011, the effectiveness of the registration statement for BlackRock India Fund (the “Fund”), filed in Post-Effective Amendment No. 137 on October 13, 2010, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 157 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 137 to the Registrant’s Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 1st day of April, 2011.

BLACKROCK FUNDSSM

By:	/s/ John M. Perlowski

John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ John M. Perlowski	President and Chief Executive Officer
		(Principal Executive Officer)	April 1, 2011
John M. Perlowski

	/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting
		Officer)	April 1, 2011
Neal J. Andrews

	Richard S. Davis*	Trustee

Richard S. Davis

	Henry Gabbay*	Trustee

Henry Gabbay

	David O. Beim*	Trustee

David O. Beim

	Ronald W. Forbes*	Trustee

Ronald W. Forbes

	Dr. Matina S. Horner*	Trustee

Dr. Matina S. Horner

	Rodney D. Johnson*	Trustee

Rodney D. Johnson

	Herbert I. London*	Trustee

Herbert I. London

	Cynthia A. Montgomery*	Trustee

Cynthia A. Montgomery

	Joseph P. Platt*	Trustee

Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee

Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee

Toby Rosenblatt

	Kenneth L. Urish*	Trustee

Kenneth L. Urish

	Frederick W. Winter*	Trustee

Frederick W. Winter

*By:	/s/ Ben Archibald		April 1, 2011

Ben Archibald (Attorney-In-Fact)

*

Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.

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